Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 392,667	$ 330,303
Short-term investments	184,036	49,923
Accounts receivable, net of allowance for doubtful accounts of $8,847 and $10,683 in 2014 and 2013, respectively	265,231	259,710
Income taxes receivable	29,312	46,874
Inventories, net	132,276	128,097
Prepaid expenses and other current assets	113,771	66,290
Deferred income taxes	31,457	39,692
Total current assets	1,148,750	920,889
Long-term assets:
Property, plant and equipment, net	428,093	445,044
Goodwill	1,887,963	1,855,691
Intangible assets, net of accumulated amortization of $726,273 and $630,136 in 2014 and 2013, respectively	726,914	790,405
Deferred income taxes	4,298	5,081
Other long-term assets	258,354	71,282
Total long-term assets	3,305,622	3,167,503
Total assets	4,454,372	4,088,392
Current liabilities:
Current portion of long-term debt (of which $130,451 in 2014 due to related parties)	131,119	207
Accounts payable	46,124	50,869
Accrued and other liabilities (of which $3,884 and $6,943 in 2014 and 2013 due to related parties)	224,203	245,236
Income taxes payable	28,935	38,131
Deferred income taxes	1,245	2,595
Total current liabilities	431,626	337,038
Long-term liabilities:
Long-term debt, net of current portion (of which $445,000 in 2013 due to related parties)	1,040,960	845,276
Deferred income taxes	117,264	143,760
Other liabilities	206,523	38,447
Total long-term liabilities	1,364,747	1,027,483
Commitments and contingencies
Equity:
Preference shares, 0.01 EUR par value, authorized—450,000 shares, no shares issued and outstanding	0	0
Financing preference shares, 0.01 EUR par value, authorized—40,000 shares, no shares issued and outstanding	0	0
Common Shares, 0.01 EUR par value, authorized—410,000 shares, issued — 239,707 shares at December 31, 2014 and 2013	2,812	2,812
Additional paid-in capital	1,823,171	1,777,894
Retained earnings	1,125,686	1,054,431
Accumulated other comprehensive loss	(134,735)	(4,192)
Less treasury shares, at cost—7,684 and 5,817 shares at December 31, 2014 and 2013, respectively	(167,190)	(116,613)
Equity attributable to the owners of QIAGEN N.V.	2,649,744	2,714,332
Noncontrolling interest	8,255	9,539
Total equity	2,657,999	2,723,871
Total liabilities and equity	$ 4,454,372	$ 4,088,392